Share-Based Payments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Earnout shares	156,267		233,744
Share-based payment expense	$ 1,211	$ 779